Organization and Nature of Operations	12 Months Ended
Jun. 30, 2023
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

E-Home Household Service Holdings Limited (the “Company”) was incorporated as a limited company under the law of Cayman Islands on September 24, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as “the Company”. The Company is principally engaged in the operation of household services, e.g. installation and maintenance of home appliances, housekeeping and senior care in the People’s Republic of China (the “PRC”) through on-line APP platform or call center. As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

In preparation of its initial public offering in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. The reorganization involved (i) the incorporation of the Company in the Cayman Islands as a holding company; (ii) the establishment of E-Home Household Service Holdings Limited (“E-Home Hong Kong”) as a wholly-owned subsidiary in Hong Kong, PRC; (iii) the establishment of E-Home Household Service Technology Co., Ltd. (“WOFE”), as a wholly-owned subsidiary of E-Home Hong Kong in Fujian, PRC; (iv) the entry by WFOE into contractual arrangements with Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. (“E-Home Pingtan”) and Fuzhou Bangchang Technology Co. Ltd. (“Fuzhou Bangchang”) and their shareholders. The Company, E-Home Hong Kong and WFOE are all holding companies and had not commenced operation until this reorganization was complete. A reorganization of the Company’s legal structure was completed in February 2019.

As all the entities involved in the process of the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

Dissolution of the Company’s variable interest entity structure

On October 18, 2021, E-Home WFOE entered into an equity transfer agreement with each of E-Home Pingtan and Fuzhou Bangchang and their respective shareholders, pursuant to which E-Home WFOE exercised the options to acquire all of the equity interests in each of E-Home Pingtan and Fuzhou Bangchang from their respective shareholders. Upon the registration of the equity transfers with the local governmental authorities as of October 27, 2021, the equity transfers were closed, the company’s VIE structure was dissolved and each of E-Home Pingtan and Fuzhou Bangchang became a wholly owned indirect subsidiary of the Company.

Equity transfer agreements

Acquisition of non-controlling interest in HAPPY

On August 10, 2021, the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire the remaining 33% equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”) in consideration of $466,888 (RMB 3,000,000), with $54,462 (RMB 350,000) paid in August 2021 and $412,427 (RMB 2,650,000) paid in March 2022. The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY.

In USD

Purchase consideration	466,888

Noncontrolling interests	(14,558)
Additional paid-in capital	481,446
466,888

Reverse stock split

On September 8, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares with the market effective on September 23, 2022, such that the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the one-for-twenty reverse stock split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split.

On April 12, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares approved by the Company’s Annual General Meeting of Shareholders with the market effective on April 13, 2023, such that the par value of each ordinary share is increased from US$0.002 to US$0.02. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 22, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

The number of ordinary shares outstanding as of June 30, 2023 and 2022, and for the years ended June 30, 2023, 2022 and 2021 were retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.

The Company’s major consolidated subsidiaries as of June 30, 2023 are as follows:

Name	Date of Incorporation	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd.	April 1, 2014	PRC	100%
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	100%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”)	October 12, 2004	PRC	100%
Fujian Happiness Yijia Family Service Co., Ltd.	January 19, 2015	PRC	100%
Yaxing Human Resource Management (Pingtan) Co., Ltd.	July 6, 2018	PRC	51%
Fuzhou Gulou Jiajiale Family Service Co. Ltd.	February 28, 2019	PRC	100%
Yaxin Human Resource Management (Fuzhou) Co., Ltd.	September 10, 2021	PRC	100%
Zhongrun (Fujian) Pharmaceutical Co., Ltd. (“Zhongrun”)	January 13, 2017	PRC	75%
Fujian Chuangying Business Science and Technology Co., Ltd. (“Chuangying”)	September 9, 2013	PRC	100%

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries.